Earnings (Losses) Per Share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings (Losses) Per Share [Abstract]
Schedule of computation of basic and diluted net earnings (losses) per share
	Year ended December 31,
	2016	2017	2018
Numerator for basic and diluted net earnings (losses) per share:

Net income (loss)	$828	$(2,015)	$12,429

Weighted average shares outstanding:

Denominator for basic net earnings (losses) per share	30,562,255	33,574,147	34,521,352
Effect of dilutive securities:
Employee share options and restricted share units	1,170,277	-	842,352

Denominator for diluted net earnings (losses) per share	31,732,532	33,574,147	35,363,704

Basic net earnings (losses) per share	$0.03	$(0.06)	$0.36

Diluted net earnings (losses) per share	$0.03	$(0.06)	$0.35